Commitments And Contingent Liabilities (Narrative) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Accrual for legal matters	$ 0.1
Accrual for environmental matters	0.2
Potential liability related to environmental exposures minimum	0.2
Potential liability related to environmental exposures maximum	0.3
Capital leases, amortization expense	3.0	2.0
Consolidated lease and rental expense	7.0	8.0	1.0
Capital commitments to purchase equipment related to capital projects	11.6
Antero Acquisition [Member]
Business Acquisition, contingent consideration, potential cash payment	$ 40.0